Eaton Vance Management

Two International Place

Boston, MA  02110

(617)482-8260

www.eatonvance.com

April 27, 2015

Securities and Exchange Commission

100 F Street, NE

Washington, DC  20549

Attention:  Office of Filings, Information & Consumer Services

Re:

Form N-1A Filing for Eaton Vance Mutual Funds Trust (the “Registrant”)

Post-Effective Amendment No. 240 (1933 Act File No. 2-90946)

Amendment No. 243 (1940 Act File No. 811-4015) (the “Amendment”) filed on behalf of the Funds listed on Appendix A (collectively, the “Funds”)

Ladies and Gentlemen:

On behalf of the Registrant, transmitted herewith pursuant to (1) the Securities Act of 1933, as amended and Rules 472 and 485(b) thereunder, (2) the Investment Company Act of 1940, as amended, and the rules promulgated pursuant to Section 8(b) thereunder, (3) the General Instructions to Form N-1A, and (4) Rules 101 and 102 under Regulation S-T, is the Amendment, including the prospectuses and statements of additional information (“SAIs”) for the Funds included on Appendix A, as well as exhibits.  Eaton Vance Balanced Fund, Eaton Vance Dividend Builder Fund, Eaton Vance Growth Fund, Eaton Vance Large-Cap Value Fund, Eaton Vance Real Estate Fund, Eaton Vance Small-Cap Fund, Eaton Vance Small-Cap Value Fund, Eaton Vance Special Equities Fund and Parametric Absolute Return Fund, are also a part of the prospectuses and SAIs, are series of Eaton Vance Special Investment Trust and are included in a separate filing being made on April 27, 2015 by such trust.  Eaton Vance Stock Fund (“Stock Fund”), is a “feeder” fund that currently invests in a corresponding investment portfolio, the “master” fund.  The Amendment contains conformed signature pages, the manually signed originals of which are maintained at the office of the Registrant.

The prospectuses and SAIs with the exception of the prospectus and SAI for Stock Fund have been marked to show changes from the prospectuses and SAIs contained in Post-Effective Amendment No. 223 filed with the Securities and Exchange Commission (the “SEC”) on April 28, 2014 (Accession No. 0000940394-14-000662) under 485(b).  The prospectus and SAI for Stock Fund have been marked to show changes from the prospectus and SAI contained in Post-Effective Amendment No. 238 filed with the Securities and Exchange Commission on March 2, 2015 (Accession No. 0000940394-15-000404) under 485(a).

The Amendment is filed for the purpose of responding to comments with respect to PEA No. 238 provided by Valerie Lithotomos of the Staff of the Division of Investment Management of the SEC to Katy Burke via telephone on April 10, 2015, and bringing the Funds’ financial statements and other information up to date, and in conjunction therewith, contains other non-material changes.  The comments and the responses to PEA No. 238 are as follows:

Prospectus

1.  Confirm that the Registrant has reviewed the letter to Karrie McMillan, Esq., General Counsel, Investment Company Institute, from Barry D. Miller of the Division of Investment Management regarding Derivatives-Related Disclosures by Investment Companies (July 30, 2010).

Response:  Registrant confirms that this letter has been reviewed.

Securities and Exchange Commission

April 27, 2015

2.  Confirm that the expense example only takes the expense reimbursement into consideration for the term of the reimbursement.

Response:  Registrant confirms that the expense reimbursement is only used for the first year of expense example, where applicable.

3.  We note that there is no line item in any Fee table for Acquired Fund Fees and Expenses (“AFFE”).  However, the principal investment strategies for certain Funds includes investing in other pooled investment vehicles.   If a Fund has had an AFFE greater than one basis point of its average net assets during its last fiscal year, please include a line noting these expenses in the fee table.

Response:   Each Fund’s AFFE did not exceed one basis point of its average net assets for its last fiscal year.  As such, no separate line item is required.

4.  Confirm that each contractual expense reimbursement disclosed will extend for at least one year.

Response:  If a Fund has an expense reimbursement disclosed in the prospectus, the expense reimbursement will extend until at least April 30, 2016.

5.  Confirm that although the language for Stock Fund was all marked, the language is not all new.

Response:  The language was all marked because the placement of the Stock Fund in the prospectus was moved.  The actual disclosure changes to Stock Fund were a change in the Fund’s name and a change to the Fund’s 80% policy.

This Amendment is being filed pursuant to Rule 485(b) and will be effective May 1, 2015.  Pursuant to Rule 485(b)(4), as internal counsel of the Registrant, I have reviewed the Amendment and it does not contain disclosures which would render it ineligible to become effective pursuant to Rule 485(b).

The Funds’ audited financial statements dated December 31, 2014 are incorporated into the Amendment by reference to a previous electronic filing with the SEC (Accession No. 0001193125-15-064917).

If you have any questions or comments concerning the Amendment, please contact the undersigned at (617) 672-8879.

Tandy Representation:

The Registrant is responsible for the adequacy and accuracy of the disclosure in each respective filing.  Further, the Registrant recognizes that the Staff’s comments, or changes to disclosure in response to the Staff’s comments, do not foreclose the Commission from taking any action with respect to the filings.  Lastly, the Registrant acknowledges that it may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under federal securities laws.

Very truly yours,

/s/ Katy D. Burke

Katy D. Burke, Esq.

Vice President

Securities and Exchange Commission

April 27, 2015

APPENDIX A

Eaton Vance Stock Fund (formerly Eaton Vance Large-Cap Core Research Fund)

Eaton Vance Tax-Managed Growth Fund 1.1

Eaton Vance Tax-Managed Growth Fund 1.2

Parametric Commodity Strategy Fund

(collectively, the “Funds”)